Lease - Amounts recognised (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Leases
Non-current lease liabilities	R 13,906	R 15,825	R 7,445
Current lease liabilities	1,771	1,894
Lease liabilities	15,677	17,719
Right of use assets	12,903	13,816
Additions to right of use assets	1,899	3,466
Decrease in right of use assets, foreign exchange movements	(1,200)	(1,700)
Decrease in lease liabilities, foreign exchange movements	(1,200)	(1,700)
Decrease in right of use assets, reassessment of exercise an extension option	(561)
Decrease in lease liabilities, reassessment of exercise an extension option	(561)
Decrease in right of use assets, other movements	(281)
Decrease in lease liabilities, other movements	(281)
Disposal groups held-for-sale
Leases
Lease liabilities		2,200
Right of use assets		2,200
Land
Leases
Right of use assets	241	184
Buildings and improvements
Leases
Right of use assets	5,153	6,446
Plant, equipment and vehicles
Leases
Right of use assets	7,508	7,179
Mineral assets
Leases
Right of use assets	R 1	R 7